Intangible Assets and Goodwill, Net (Details) - Schedule of amortization of intangibles - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets and Goodwill, Net (Details) - Schedule of amortization of intangibles [Line Items]
Amortization of intangible	S/ 102,035	S/ 106,512	S/ 98,621
Cost of sales [Member]
Intangible Assets and Goodwill, Net (Details) - Schedule of amortization of intangibles [Line Items]
Amortization of intangible	99,210	101,578	93,135
Administrative Expenses [Member]
Intangible Assets and Goodwill, Net (Details) - Schedule of amortization of intangibles [Line Items]
Amortization of intangible	2,825	3,642	4,138
Sub Total [Member]
Intangible Assets and Goodwill, Net (Details) - Schedule of amortization of intangibles [Line Items]
Amortization of intangible	102,035	105,220	97,273
Amortization Discontinued Operations [Member]
Intangible Assets and Goodwill, Net (Details) - Schedule of amortization of intangibles [Line Items]
Amortization of intangible		S/ 1,292	S/ 1,348